Fair Value Measurements (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Millions	Feb. 01, 2015	Feb. 02, 2014
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative agreements - assets	$ 0	$ 0
Derivative agreements - liabilities	0	0
Total	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative agreements - assets	124	30
Derivative agreements - liabilities	0	(10)
Total	124	20
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative agreements - assets	0	0
Derivative agreements - liabilities	0	0
Total	$ 0	$ 0